Financial Instruments and Fair Value Measurements-Consolidated Statement of Operation (Table) (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Derivative [Line Items]
Other, net	$ 1,917	$ 1,256
Loss on interest rate swaps, net	(10,940)	(18,616)
Total	(10,940)	(19,062)
Interest Rate Swaps [Member]
Derivative [Line Items]
Loss on interest rate swaps, net	(10,940)	(18,616)
Foreign currency forward contracts [Member]
Derivative [Line Items]
Other, net	$ 0	$ (446)